Accounting Changes	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Accounting Changes Splits Adjustments Reclassifications and Corrections of Non-Material Errors
NOTE 4.	ACCOUNTING CHANGES-
Accounting changes
Accounting changes as of January 1, 2021
PEMEX initially adopted Interest Rate Benchmark Reform – Phase 2 (Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16) (“Phase 2 Amendments”) starting on January 1, 2021.
PEMEX applied the Phase 2 Amendments retrospectively. However, in accordance with the exceptions permitted in the Phase 2 Amendments, PEMEX has elected not to restate comparatives for the prior periods to reflect the application of these amendments. Since PEMEX had no transactions for which the benchmark rate had been replaced with an alternative benchmark rate as of December 31, 2020, there is no impact on opening equity balances as a result of retrospective application.
Specific policies applicable from January 1, 2021 for interest rate benchmark reform
The Phase 2 Amendments provide practical exemptions from certain IFRS requirements. These exceptions relate to modifications of financial instruments and lease contracts or hedging relationships triggered by a replacement of a benchmark interest rate in a contract with a new alternative benchmark rate.
If the basis for determining the contractual cash flows of a financial asset or financial liability measured at amortized cost changed as a result of interest rate benchmark reform, then PEMEX updated the effective interest rate of the financial asset or financial liability to reflect the change that is required by the reform. A change in the basis for determining the contractual cash flows is required by interest rate benchmark reform if the following conditions are met:

•	the change is necessary as a direct consequence of the reform; and

•	the new basis for determining the contractual cash flows is economically equivalent to the previous basis – i.e. the basis immediately before the change

When changes were made to a financial asset or financial liability in addition to changes to the basis for determining the contractual cash flows required by interest rate benchmark reform, PEMEX first updated the effective interest rate of the financial asset or financial liability to reflect the change that is required by interest rate benchmark reform. After that, the PEMEX applied the policies on accounting for modifications to the additional changes.
The amendments also provide an exception to use a revised discount rate that reflects the change in interest rate when remeasuring a lease liability because of a lease modification that is required by interest rate benchmark reform.
Finally, the Phase 2 Amendments provide a series of temporary exceptions from certain hedge accounting requirements when a change required by interest rate benchmark reform occurs to a hedged item and/or hedging instrument that permits the hedging relationship to be continued without interruption. Until now, PEMEX had no hedging transactions.
The details of the accounting policies are disclosed in Note 3(C) Financial Instruments and (I) Leases. See also Note 18 for related disclosures about risks, financial assets and financial liabilities indexed to LIBOR.